Commitments and Contingencies (Details)		6 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 ILS (₪)
Commitments and Contingencies (Details) [Line Items]
Research and development		$ 962,705	$ 1,155,436
Royalties payment		9,000
Long-term restricted deposits held in bank		$ 86,467		₪ 257,500
Bank of Israel [Member]
Commitments and Contingencies (Details) [Line Items]
Bear interest rate		0.72%		0.72%
Israel Innovation Authority [Member]
Commitments and Contingencies (Details) [Line Items]
Research and development grant received		300.00%
Research and development	$ 738,000
Grant received		$ 575,000
Minimum [Member] | Israel Innovation Authority [Member]
Commitments and Contingencies (Details) [Line Items]
Pay royalties rate		3.00%
Maximum [Member] | Israel Innovation Authority [Member]
Commitments and Contingencies (Details) [Line Items]
Pay royalties rate		3.50%